CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Statement of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash, beginning of year	$ 8,046,950	$ 2,959,219	$ 4,407,246
Cash, end of year	$ 8,349,867	$ 8,046,950	2,959,219
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities			$ (14,338)
Net cash provided by investing activities
Net cash provided by financing activities		$ (50,158)
Cash, beginning of year		$ 50,158	$ 64,496
Cash, end of year			$ 50,158